Trade payable, accruals, other payables and provisions	12 Months Ended
Dec. 31, 2024
Trade payable, accruals, other payables and provisions
Trade payable, accruals, other payables and provisions

23Trade payable, accruals, other payables and provisions

	2023	2024
	RMB’000	RMB’000
Trade payables	42,402	48,373
Accrued employee benefits	16,521	18,385
Accrued operating expenses	5,619	14,829
Accrued professional service fees	6,708	6,249
Deposits received	689	376
Duty and tax payable other than corporate income tax	4,784	1,050
Other payables to suppliers of plant and equipment	158	208
Others	396	2,050
	77,277	91,520

The carrying amounts of trade and other payables are denominated in RMB. The carrying amounts approximate their fair values due to their short-term maturities.